Other income - net (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Income Expense [Abstract]
Summary of Other Income

Other expenses (incomes) are comprised of the following as of December 31, 2021, 2022 and 2023:

	2021		2022		2023
Recovery insurance	Ps.	(5,885)	Ps.	(4,946)	Ps.	(6,295)
Sale of fixed assets		(2,062)		(7,001)		(5,365)
Cancellation of non-eligible liabilities and provisions		—		(17,784)		(24,948)
Other income		(23,265)		(36,515)		(27,724)
Total other income		(31,212)		(66,246)		(64,332)

Repair of damage from natural disasters		9,346		3,105		18,262
Cost of retirement and disposal of fixed assets		—		21,382		5,339
Other expenses		13,634		15,331		24,855
Total other expenses		22,980		39,818		48,456
Other expense (income) – Net	Ps.	(8,232)	Ps.	(26,428)	Ps.	(15,876)